Convertible Preferred Stock (Details)			3 Months Ended			12 Months Ended
	Dec. 29, 2025 shares	Feb. 14, 2025 $ / shares shares	Mar. 31, 2026 USD ($) $ / shares shares	May 27, 2025 USD ($) $ / shares shares	Mar. 31, 2025 USD ($)	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2026 shares	Dec. 31, 2024 shares
Convertible Preferred Stock
Shares issued (in shares)	100
HZO, Inc. and Subsidiaries
Convertible Preferred Stock
Proceeds received from the sale of these shares, net of costs | $				$ 9,400,000	$ 7,923,517	$ 9,370,020
Debt Instrument, Convertible, Conversion Price | $ / shares		$ 0.00049
Designated Shares			49,086,791,753			49,086,791,753		4,367,599,785
Outstanding Shares			28,014,564,020			28,014,564,020		4,119,991,396
Declared and unpaid dividends | $			$ 0			$ 0
Threshold percentage of change in control for redemption			50.00%			50.00%
HZO, Inc. and Subsidiaries | 2024 Notes
Convertible Preferred Stock
Debt Instrument, Convertible, Conversion Price | $ / shares		$ 0.00049
HZO, Inc. and Subsidiaries | Series 2
Convertible Preferred Stock
Shares issued (in shares)				10,932,485,432
Designated Shares			17,391,304,345			17,391,304,345
Outstanding Shares			10,932,485,432			10,932,485,432
Original Issue Price ("OIP") | $ / shares			$ 0.00069	$ 0.00069		$ 0.00069
Liquidation Multiple on OIP			2			2
Liquidation Preference | $			$ 15,086,830			$ 15,086,830
Conversion ratio			1			1
HZO, Inc. and Subsidiaries | Series 2-A
Convertible Preferred Stock
Shares issued (in shares)				3,026,640,546
Designated Shares			17,391,304,345			17,391,304,345
Outstanding Shares			3,026,640,546			3,026,640,546
Original Issue Price ("OIP") | $ / shares			$ 0.00069	$ 0.00069		$ 0.00069
Liquidation Multiple on OIP			2			2
Liquidation Preference | $			$ 4,176,764			$ 4,176,764
Conversion ratio			1			1
HZO, Inc. and Subsidiaries | Series 2-B
Convertible Preferred Stock
Designated Shares			6,027,707,347			6,027,707,347
Outstanding Shares			6,027,707,347			6,027,707,347
Original Issue Price ("OIP") | $ / shares			$ 0.00049			$ 0.00049
Liquidation Multiple on OIP			2			2
Liquidation Preference | $			$ 5,907,153			$ 5,907,153
Conversion ratio			1			1
HZO, Inc. and Subsidiaries | Series 2-B | 2024 Notes
Convertible Preferred Stock
Number of shares issued upon conversion of notes		6,027,707,347		6,027,707,347
Debt Instrument, Convertible, Conversion Price | $ / shares				$ 0.00049
HZO, Inc. and Subsidiaries | Series 2-C
Convertible Preferred Stock
Designated Shares			4,059,267,542			4,059,267,542
Outstanding Shares			4,059,267,542			4,059,267,542
Original Issue Price ("OIP") | $ / shares			$ 0.00049			$ 0.00049
Liquidation Multiple on OIP			4			4
Liquidation Preference | $			$ 7,956,164			$ 7,956,164
Conversion ratio						2
HZO, Inc. and Subsidiaries | Series 2-C | 2024 Notes
Convertible Preferred Stock
Number of shares issued upon conversion of notes		4,059,267,542		4,059,267,542
Original Issue Price ("OIP") | $ / shares				$ 0.00049
HZO, Inc. and Subsidiaries | Series 1
Convertible Preferred Stock
Designated Shares			820,703,632			820,703,632
Outstanding Shares			710,802,353			710,802,353
Original Issue Price ("OIP") | $ / shares			$ 0.02168			$ 0.02168
Liquidation Multiple on OIP			1.5			1.5
Liquidation Preference | $			$ 23,115,293			$ 23,115,293
Conversion ratio			1			1	1
HZO, Inc. and Subsidiaries | Series 1-A
Convertible Preferred Stock
Designated Shares			3,396,504,542			3,396,504,542
Outstanding Shares			3,257,660,800			3,257,660,800
Original Issue Price ("OIP") | $ / shares			$ 0.00826			$ 0.00826
Liquidation Multiple on OIP			1.5			1.5
Liquidation Preference | $			$ 40,362,417			$ 40,362,417
Conversion ratio			1			1	1